Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Abstract]
Balance	$ 1,579	$ 1,579	$ 1,579